January 27, 2014

Berwyn Fund
Berwyn Income Fund
Berwyn Cornerstone Fund
(each a series of The Berwyn Funds)

Supplement to the Prospectus Dated May 1, 2013

At the close of business January 31, 2014, Raymond J. Munsch will resign from his position as President of The Killen Group, Inc. (the “Advisor”) and will no longer be a member of the Advisor’s Investment Committee.  In addition, the Advisor has appointed Mark J. Saylor to the Advisor’s Investment Committee.  The Investment Committee is responsible for managing the portfolio of each series of The Berwyn Funds.  Accordingly, the disclosure in the sections Management of the Fund(s) – Investment Management Committee on pages 7, 13, 19, 30 and 31 of the Prospectus is revised as follows:

Berwyn Fund - Page 7:

Investment Management Committee

Name	Title	Length of Service to the Fund
George Cipolloni III	Committee Member	Since 2005
Lee S. Grout	Committee Member	Since 2002
Robert E. Killen	Committee Member	Since 1984
Mark J. Saylor	Committee Member	Since 2014

Berwyn Income Fund - Page 13:

Investment Management Committee

Name	Title	Length of Service to the Fund
George Cipolloni III	Committee Member	Since 2005
Lee S. Grout	Committee Member	Since 2005
Robert E. Killen	Committee Member	Since 2005
Mark J. Saylor	Committee Member	Since 2014

Berwyn Cornerstone Fund - Page 19:

Investment Management Committee

Name	Title	Length of Service to the Fund
George Cipolloni III	Committee Member	Since 2005
Lee S. Grout	Committee Member	Since 2002
Robert E. Killen	Committee Member	Since 2002
Mark J. Saylor	Committee Member	Since 2014

Page 30 – The information set forth below regarding Mr. Saylor’s position and responsibilities at the Advisor will replace the similar disclosure for Mr. Munsch as follows:

Mark J. Saylor- Mr. Saylor is a Research Analyst and member of the Investment Committee.  Mr. Saylor has been a Committee member since 2014. Mr. Saylor’s primary responsibilities with the Committee include research, fixed income trading and portfolio analysis. Mr. Saylor joined the Advisor in 2007. He is a Chartered Financial Analyst.

Page 31 – Mr. Saylor will replace Mr. Munsch as one of the parties primarily responsible for determining the price at which trades are executed on behalf of the Berwyn Income Fund.  Mr. Cipolloni will continue to share that responsibility.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE